Reconciliation of Federal Statutory Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	(34.00%)	(34.00%)	(34.00%)
Federal and state research and development tax credit	(9.00%)	(1.20%)	(6.40%)
Orphan drug tax credit	(3.10%)
State taxes, net of federal benefit	(4.00%)	(5.00%)	(5.40%)
Meals and entertainment			0.10%
Stock-based compensation expense	0.60%	0.20%	0.20%
Nondeductible Australia research and development expenses	4.10%	1.80%
Change in deferred tax asset valuation allowance	45.40%	38.20%	45.50%
Effective income tax rate	0.00%	0.00%	0.00%